CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based compensation expense	¥ 230,440	¥ 345,503	¥ 55,835
Cost of Revenues
Share-based compensation expense	4,352	6,420	1,152
Selling Expenses
Share-based compensation expense	21,870	28,848	3,058
General and Administrative Expenses
Share-based compensation expense	¥ 204,218	¥ 339,689	¥ 51,625